Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
– Discount rate for scheme liabilities	5.20%	4.60%
– General price inflation	3.10%	3.00%
– General salary increase	1.00%	1.00%
– Expected rate of pension increase	2.90%	3.00%
Longevity at 60 for current pensioners, on the valuation date:
– Males	27 years 1 month 6 days	27 years
– Females	29 years 9 months 18 days	29 years 9 months 18 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28 years 8 months 12 days	28 years 7 months 6 days
– Females	31 years 4 months 24 days	31 years 3 months 18 days